Stock Based Compensation (DetailsTextual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 08, 2010	Aug. 19, 2010	Jul. 13, 2011 Chairman and Founder [Member]	Jun. 22, 2011 Chairman and Founder [Member]	Dec. 31, 2011 Stock option plan 2009 [Member]	Dec. 31, 2010 Stock option plan 2009 [Member]	Dec. 31, 2010 Stock option plan 1987 [Member]	Aug. 31, 2009 Stock Appreciation Rights (SARs) [Member]	Sep. 01, 2009 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2010 1987 Stock Option Plan granted prior to December 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares, issued under the option plan								16,000,000
Number of shares available to be granted								9,770,666	9,659,000
Period of granted option								7 years		7 years			10 Years
Exercised number of shares, under stock option plan						200,001	1,083,333
Cash payments made on cashless exercise of stock options						$ 5	$ 25
Tax benefit of cashless exercise of stock options						2	4
Cashless exercise of stock option charged to contributed surplus						1	7
Cashless exercise of stock option charged to retained earnings						2	14
Option vested under stock option plan to employees and consultants								one-third on each of the first three anniversaries of the date of grant
Previously granted and unexercised stock option											383,400
Number of stock appreciation rights exercised											332,822
Number of option cancelled												50,578
Holding period of restricted stock available to executive	4 years
Share based compensation arrangement long-term retention program restricted stock available to executive releasing period	10 years
Number of days considered for weighted average trading price	20 days
Stock based compensation (Textual) [Abstract]
Vesting stock option	33.00%
Vesting stock option	34.00%
Total intrinsic value of options exercised	19	14	0
Cash payment to executives for exercise of SARs			1
Stock option shares surrendered				386,666	243,000
In-the-money value of surrendered stock options				8	4
One time compensation expense	$ 20
Percentage of annual retainers	0.00%
Percentage of additional annual retainers	100.00%
Percentage of increments	25.00%